Guggenheim Municipal Income Fund Average Annual Total Returns - A C Inst P Shares [Member]		12 Months Ended	60 Months Ended	116 Months Ended	120 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [2]	Dec. 31, 2024
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.05%	0.99%		2.25% [1]
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(1.39%)	(0.98%)		0.93%
Performance Inception Date	Apr. 28, 2004
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.75%)	(2.04%)		(0.09%)
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.83%)	(1.17%)		0.28%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		0.99%	(0.91%)		0.66%
Performance Inception Date	Jan. 13, 2012
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		3.01%	0.09%		1.67%
Performance Inception Date	Jan. 13, 2012
Class P
Prospectus [Line Items]
Average Annual Return, Percent		2.66%	(0.18%)	1.39%
Performance Inception Date	May 01, 2015

[1]	Performance of the benchmark index is shown for the same periods as shown for performance of Class A shares.
[2]	Performance reflects return since inception of Class P shares.